Commitments and Contingencies - Schedule of Minimum Future Lease Payments Receivable (Detail) (USD $)	Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 3,460,609
2015	3,396,780
2016	3,385,321
2017	3,486,881
2018	3,035,013
Thereafter	625,540
Total	$ 17,390,144